RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2016
Risk Management and Financial Instruments [Abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Risk Management Overview
TransCanada has exposure to market risk and counterparty credit risk, and has strategies, policies and limits in place to manage the impact of these risks on earnings and cash flow.
Risk management strategies, policies and limits are designed to ensure TransCanada's risks and related exposures are in line with the Company's business objectives and risk tolerance. Market risk and counterparty credit risk are managed within limits ultimately established by the Company's Board of Directors, implemented by senior management and monitored by the Company's risk management and internal audit groups. The Board of Directors' Audit Committee oversees how management monitors compliance with market risk and counterparty credit risk management policies and procedures, and oversees management's review of the adequacy of the risk management framework.
Market Risk
The Company constructs and invests in energy infrastructure projects, purchases and sells commodities, issues short-term and long-term debt, including amounts in foreign currencies, and invests in foreign operations. Certain of these activities expose the Company to market risk from changes in commodity prices, foreign exchange rates and interest rates, which may affect the Company's earnings and the value of the financial instruments it holds. The Company assesses contracts used to manage market risk to determine whether all, or a portion, meets the definition of a derivative.
Derivative contracts the Company uses to assist in managing the exposure to market risk may consist of the following:

•
Forwards and futures contracts – contractual agreements to purchase or sell a specific financial instrument or commodity at a specified price and date in the future. TransCanada enters into foreign exchange and commodity forwards and futures to manage the impact of changes in interest rates, foreign exchange rates and commodity prices

•
Swaps – contractual agreements between two parties to exchange streams of payments over time according to specified terms. The Company enters into interest rate, cross-currency and commodity swaps to manage the impact of changes in interest rates, foreign exchange rates and commodity prices

•
Options – contractual agreements that convey the right, but not the obligation of the purchaser to buy or sell a specific amount of a financial instrument or commodity at a fixed price, either at a fixed date or at any time within a specified period. The Company enters into option agreements to manage the impact of changes in interest rates, foreign exchange rates and commodity prices.

Commodity price risk
The Company is exposed to commodity price movements as part of its normal business operations. A number of strategies are used to manage these exposures, including the following:

•
Subject to its overall risk management strategy, the Company commits a portion of its expected power supply to fixed-price medium-term or long-term sales contracts, while reserving an amount of unsold supply to manage operational and price risks in its asset portfolio

•
The Company purchases a portion of the natural gas required for its power plants or enters into contracts that base the sale price of electricity on the cost of natural gas, effectively locking in a margin

•	The Company's power sales commitments are fulfilled through power generation or through purchased contracts, thereby reducing the Company's exposure to fluctuating commodity prices

•
The Company enters into offsetting or back-to-back positions using derivative instruments to manage price risk exposure in power and natural gas commodities created by certain fixed and variable pricing arrangements for different pricing indices and delivery points.

Natural gas storage commodity price risk
TransCanada manages its exposure to seasonal natural gas price spreads in its non-regulated Natural Gas Storage business by economically hedging storage capacity with a portfolio of third-party storage capacity contracts and proprietary natural gas purchases and sales. TransCanada simultaneously enters into a forward purchase of natural gas for injection into storage and an offsetting forward sale of natural gas for withdrawal at a later period, thereby locking in future positive margins and effectively eliminating exposure to natural gas price movements. Unrealized gains and losses on fair value adjustments recorded each period on these forward contracts are not necessarily representative of the amounts that will be realized on settlement.
Liquids marketing commodity price risk
The liquids marketing business began operations in 2016. TransCanada enters into short-term or long-term pipeline and storage terminal capacity contracts, primarily on the Company's assets, increasing the utilization of those assets and earning the market value of the capacity. Derivative instruments are used to fix a portion of the variable price exposures that arise from physical liquids transactions.
Foreign exchange and interest rate risk
Foreign exchange and interest rate risk is created by fluctuations in the fair value or cash flow of financial instruments due to changes in foreign exchange rates and interest rates. TransCanada generates revenues and incurs expenses that are denominated in currencies other than Canadian dollars. As a result, our earnings and cash flows are expected to fluctuate.
A portion of TransCanada’s earnings from its U.S. Natural Gas Pipelines, Mexico Natural Gas Pipelines, Liquids Pipelines and Energy segments are generated in U.S. dollars and, therefore, fluctuations in the value of the Canadian dollar relative to the U.S. dollar can affect TransCanada’s net income. As the Company’s U.S. dollar-denominated operations continue to grow, exposure to changes in currency rates increases. This foreign exchange impact is partially offset by interest expense on U.S. dollar-denominated debt and by using foreign exchange derivatives.
The Company uses foreign currency and interest rate derivatives to manage the foreign exchange and interest rate risks related to other U.S. dollar-denominated transactions including those that may arise on some of the Company’s regulated assets. The realized gains and losses on these derivatives are deferred as regulatory assets and liabilities until they are recovered from or paid to the shippers.
TransCanada has floating interest rate debt which subjects it to interest rate cash flow risk. The Company uses a combination of interest rate swaps and options to manage its exposure to this risk.
Net investment in foreign operations
The Company hedges its net investment in foreign operations (on an after-tax basis) with U.S. dollar-denominated debt, cross-currency interest rate swaps and foreign exchange forward contracts and foreign exchange options.
U.S. Dollar-Denominated Debt Designated as a Net Investment Hedge
The notional amounts and fair value of U.S. dollar-denominated debt designated as a net investment hedge were as follows:

at December 31	2016	2015
(millions of Canadian $, unless otherwise noted)

Notional amount	26,600 (US 19,800)	23,100 (US 16,700)
Fair value	29,400 (US 21,900)	23,800 (US 17,200)

Derivatives Designated as a Net Investment Hedge
The fair values and notional or principal amounts for the derivatives designated as a net investment hedge were as follows:

	2016		2015
at December 31	Fair Value[1]	Notional or Principal Amount	Fair Value[1]	Notional or Principal Amount
(millions of Canadian $, unless otherwise noted)

U.S. dollar cross-currency interest rate swaps (maturing 2017 to 2019)[2]	(425)	US 2,350	(730)	US	3,150
U.S. dollar foreign exchange forward contracts (maturing 2017)	(7)	US 150	50	US	1,800
	(432)	US 2,500	(680)	US	4,950

1	Fair values equal carrying values.

2	In 2016, net realized gains of $6 million (2015 – gains of $8 million) related to the interest component of cross-currency swap settlements are included in Interest expense.
Counterparty Credit Risk
Counterparty credit risk represents the financial loss the Company would experience if a counterparty to a financial instrument failed to meet its obligations in accordance with the terms and conditions of the related contract or agreement with the Company.
The Company manages its exposure to this potential loss by using recognized credit management techniques, including:

•
Dealing with creditworthy counterparties – a significant amount of the Company’s credit exposure is with investment grade counterparties or, if not, is generally partially supported by financial assurances from investment grade parties

•
Setting limits on the amount TransCanada can transact with any one counterparty – the Company monitors and manages the concentration of risk exposure with any one counterparty, and reduces the exposure when necessary and when it is allowed under the terms of the contracts

•	Using contract netting arrangements and obtaining financial assurances such as guarantees, letters of credit or cash when deemed necessary.
There is no guarantee that these techniques will protect the Company from material losses.
TransCanada's maximum counterparty credit exposure with respect to financial instruments at December 31, 2016, without taking into account security held, consisted of cash and cash equivalents, accounts receivable, available for sale assets recorded at fair value, the fair value of derivative assets, notes, loans and advances receivable. The Company regularly reviews its accounts receivable and records an allowance for doubtful accounts as necessary using the specific identification method. At December 31, 2016, there were no significant amounts past due or impaired, and there were no significant credit losses during the year.
The Company had a credit risk concentration due from a counterparty of $200 million (US$149 million) and $248 million (US$179 million) at December 31, 2016 and 2015, respectively. This amount is expected to be fully collectible and is secured by a guarantee from the counterparty's investment grade parent company.
TransCanada has significant credit and performance exposures to financial institutions as they hold cash deposits and provide committed credit lines and letters of credit that help manage the Company's exposure to counterparties and provide liquidity in commodity, foreign exchange and interest rate derivative markets.
For TransCanada's Canadian regulated gas pipeline assets, counterparty credit risk is managed through application of tariff provisions as approved by the NEB.
Fair Value of Non-Derivative Financial Instruments
The fair value of the Company's notes receivable is calculated by discounting future payments of interest and principal using forward interest rates. The fair value of long-term debt and junior subordinated notes is estimated using an income approach based on quoted market prices for the same or similar debt instruments from external data service providers.
Available for sale assets are recorded at fair value which is calculated using quoted market prices where available. Certain non-derivative financial instruments included in cash and cash equivalents, accounts receivable, intangible and other assets, notes payable, accounts payable and other, accrued interest and other long-term liabilities have carrying amounts that approximate their fair value due to the nature of the item or the short time to maturity and would also be classified in Level II of the fair value hierarchy.
Credit risk has been taken into consideration when calculating the fair value of non-derivative instruments.
Balance Sheet Presentation of Non-Derivative Financial Instruments
The following table details the fair value of the non-derivative financial instruments, excluding those where carrying amounts approximate fair value, and would be classified in Level II of the fair value hierarchy:

	2016		2015
at December 31	Carrying Amount	Fair Value	Carrying Amount	Fair Value
(millions of Canadian $)

Notes receivable[1]	165	211	214	265
Current and Long-term debt[2,3] (Note 17)	(40,150)	(45,047)	(31,456)	(34,309)
Junior subordinated notes (Note 18)	(3,931)	(3,825)	(2,409)	(2,011)
	(43,916)	(48,661)	(33,651)	(36,055)

1
Notes receivable are included in Assets held for sale on the Consolidated balance sheet at December 31, 2016 and in Other current assets and Intangible and other assets on the Consolidated balance sheet at December 31, 2015. The fair value is calculated based on the original contract terms.

2	Long-term debt is recorded at amortized cost, except for US$850 million (2015 – US$850 million) that is attributed to hedged risk and recorded at fair value.

3
Consolidated net income in 2016 included unrealized gains of $2 million (2015 – gains of $2 million) for fair value adjustments attributable to the hedged interest rate risk associated with interest rate swap fair value hedging relationships on US$850 million of Long-term debt at December 31, 2016 (2015 – US$850 million). There were no other unrealized gains or losses from fair value adjustments to the non-derivative financial instruments.

Available for Sale Assets Summary
The following tables summarize additional information about the Company's restricted investments that are classified as available for sale assets:

	2016		2015
	LMCI Restricted Investments[2]	Other Restricted Investments[3]	LMCI Restricted Investments[2]	Other Restricted Investments[3]
(millions of Canadian $)

Fair values[1]
Fixed income securities (maturing within 1 year)	—	19	—	26
Fixed income securities (maturing within 1-5 years)	—	117	—	64
Fixed income securities (maturing within 5-10 years)	9	—	—	—
Fixed income securities (maturing after 10 years)	513	—	261	—
Total fair value at December 31	522	136	261	90
Net unrealized losses for the year ended December 31	(28)	(1)	—	—

1	Available for sale assets are recorded at fair value and included in Other current assets and Restricted investments on the Consolidated balance sheet.

2
Gains and losses arising from changes in the fair value of LMCI restricted investments impact the subsequent amounts to be collected through tolls to cover future pipeline abandonment costs. As a result, the Company records these gains and losses as regulatory assets or liabilities.

3
Other restricted investments have been set aside to fund insurance claim losses to be paid by the Company's wholly-owned captive insurance subsidiary. Unrealized gains and losses on other restricted investments are included in OCI.

Fair Value of Derivative Instruments
The fair value of foreign exchange and interest rate derivatives has been calculated using the income approach which uses year-end market rates and applies a discounted cash flow valuation model. The fair value of commodity derivatives has been calculated using quoted market prices where available. In the absence of quoted market prices, third-party broker quotes or other valuation techniques have been used. The fair value of options has been calculated using the Black-Scholes pricing model. Credit risk has been taken into consideration when calculating the fair value of derivative instruments.
In some cases, even though the derivatives are considered to be effective economic hedges, they do not meet the specific criteria for hedge accounting treatment or are not designated as a hedge and are accounted for at fair value with changes in fair value recorded in net income in the period of change. This may expose the Company to increased variability in reported earnings because the fair value of the derivative instruments can fluctuate significantly from period to period.
The recognition of gains and losses on derivatives for Canadian natural gas regulated pipeline exposures is determined through the regulatory process. Gains and losses arising from changes in the fair value of derivatives accounted for as part of RRA, including those that qualify for hedge accounting treatment, can be recovered or refunded through the tolls charged by the Company. As a result, these gains and losses are deferred as regulatory assets or regulatory liabilities and are refunded to or collected from the ratepayers in subsequent years when the derivative settles.
Balance Sheet Presentation of Derivative Instruments
The balance sheet classification of the fair value of the derivative instruments as at December 31, 2016 is as follows:

at December 31, 2016	Cash Flow Hedges	Fair Value Hedges	Net Investment Hedges	Held for Trading	Total Fair Value of Derivative Instruments[1]
(millions of Canadian $)

Other current assets (Note 7)
Commodities[2]	6	—	—	351	357
Foreign exchange	—	—	6	10	16
Interest rate	1	1	—	1	3
	7	1	6	362	376
Intangible and other assets (Note 12)
Commodities[2]	4	—	—	118	122
Foreign exchange	—	—	10	—	10
Interest rate	1	—	—	—	1
	5	—	10	118	133
Total Derivative Assets	12	1	16	480	509

Accounts payable and other (Note 14)
Commodities[2]	—	—	—	(330)	(330)
Foreign exchange	—	—	(237)	(38)	(275)
Interest rate	(1)	(1)	—	—	(2)
	(1)	(1)	(237)	(368)	(607)
Other long-term liabilities (Note 15)
Commodities[2]	—	—	—	(118)	(118)
Foreign exchange	—	—	(211)	—	(211)
Interest rate	—	(1)	—	—	(1)
	—	(1)	(211)	(118)	(330)
Total Derivative Liabilities	(1)	(2)	(448)	(486)	(937)

1	Fair value equals carrying value.

2	Includes purchases and sales of power, natural gas and liquids.
The balance sheet classification of the fair value of the derivative instruments as at December 31, 2015 is as follows:

at December 31, 2015	Cash Flow Hedges	Fair Value Hedges	Net Investment Hedges	Held for Trading	Total Fair Value of Derivative Instruments[1]
(millions of Canadian $)

Other current assets (Note 7)
Commodities[2]	46	—	—	326	372
Foreign exchange	—	—	65	2	67
Interest rate	—	1	—	2	3
	46	1	65	330	442
Intangible and other assets (Note 12)
Commodities[2]	11	—	—	126	137
Foreign exchange	—	—	29	—	29
Interest rate	—	2	—	—	2
	11	2	29	126	168
Total Derivative Assets	57	3	94	456	610

Accounts payable and other (Note 14)
Commodities[2]	(112)	—	—	(443)	(555)
Foreign exchange	—	—	(313)	(54)	(367)
Interest rate	(1)	(1)	—	(2)	(4)
	(113)	(1)	(313)	(499)	(926)
Other long-term liabilities (Note 15)
Commodities[2]	(31)	—	—	(131)	(162)
Foreign exchange	—	—	(461)	—	(461)
Interest rate	(1)	(1)	—	—	(2)
	(32)	(1)	(461)	(131)	(625)
Total Derivative Liabilities	(145)	(2)	(774)	(630)	(1,551)

1	Fair value equals carrying value.

2	Includes purchases and sales of power and natural gas.
The majority of derivative instruments held for trading have been entered into for risk management purposes and all are subject to the Company's risk management strategies, policies and limits. These include derivatives that have not been designated as hedges or do not qualify for hedge accounting treatment but have been entered into as economic hedges to manage the Company's exposures to market risk.
Notional and Maturity Summary
The maturity and notional principal or quantity outstanding related to the Company's derivative instruments excluding hedges of the net investment in foreign operations is as follows:

at December 31, 2016	Power	Natural Gas	Liquids	Foreign Exchange	Interest

Purchases[1]	86,887	182	6	—	—
Sales[1]	58,561	147	6	—	—
Millions of dollars	—	—	—	US 2,394	US 1,550
Maturity dates	2017-2021	2017-2020	2017	2017	2017-2019

1	Volumes for power, natural gas and liquids derivatives are in GWh, Bcf and MMBbls respectively.

at December 31, 2015	Power	Natural Gas	Foreign Exchange	Interest

Purchases[1]	70,331	133	—	—
Sales[1]	54,382	70	—	—
Millions of dollars	—	—	US 1,476	US 1,100
Maturity dates	2016–2020	2016–2020	2016	2016–2019

1	Volumes for power and natural gas derivatives are in GWh and Bcf, respectively.
Unrealized and Realized Gains/(Losses) of Derivative Instruments
The following summary does not include hedges of the net investment in foreign operations.

year ended December 31	2016	2015
(millions of Canadian $)

Derivative instruments held for trading[1]
Amount of unrealized gains/(losses) in the year
Commodities[2]	123	(37)
Foreign exchange	25	(21)
Amount of realized (losses)/gains in the year
Commodities	(204)	(151)
Foreign exchange	62	(112)
Derivative instruments in hedging relationships
Amount of realized (losses)/gains in the year
Commodities	(167)	(179)
Foreign exchange	(101)	—
Interest rate	4	8

1
Realized and unrealized gains and losses on held for trading derivative instruments used to purchase and sell commodities are included net in Revenues. Realized and unrealized gains and losses on interest rate and foreign exchange derivative instruments held for trading are included net in Interest expense and Interest income and other, respectively.

2
Following the March 17, 2016 announcement of the Company's intention to sell the U.S. Northeast power assets, losses of $49 million and gains of $7 million (2015 - nil) were recorded in net income in 2016 relating to discontinued cash flow hedges where it was probable that the anticipated underlying transaction would not occur as a result of a future sale.

Derivatives in cash flow hedging relationships
The components of OCI (Note 22) related to derivatives in cash flow hedging relationships including the portion attributable to non-controlling interests are as follows:

year ended December 31	2016	2015
(millions of Canadian $, pre-tax)

Change in fair value of derivative instruments recognized in OCI (effective portion)[1]
Commodities[2]	39	(92)
Interest rate[3]	5	—
	44	(92)
Reclassification of gains on derivative instruments from AOCI to Net income (effective portion)[1]
Commodities[2]	57	128
Interest rate[3]	14	16
	71	144
Losses on derivative instruments recognized in Net income (ineffective portion)
Commodities[2]	—	—

1	No amounts have been excluded from the assessment of hedge effectiveness. Amounts in parentheses indicate losses recorded to OCI.

2	Reported within Revenues on the Consolidated statement of income.

3	Reported within Interest expense on the Consolidated statement of income.
Offsetting of derivative instruments
The Company enters into derivative contracts with the right to offset in the normal course of business as well as in the event of default. TransCanada has no master netting agreements, however, similar contracts are entered into containing rights to offset. The Company has elected to present the fair value of derivative instruments with the right to offset on a gross basis in the Consolidated balance sheet. The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis:

at December 31, 2016	Gross Derivative Instruments Presented on the Balance Sheet	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative – Asset
Commodities	479	(362)	117
Foreign exchange	26	(26)	—
Interest rate	4	(1)	3
	509	(389)	120
Derivative – Liability
Commodities	(448)	362	(86)
Foreign exchange	(486)	26	(460)
Interest rate	(3)	1	(2)
	(937)	389	(548)

1	Amounts available for offset do not include cash collateral pledged or received.
The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis as at December 31, 2015:

at December 31, 2015	Gross Derivative Instruments Presented on the Balance Sheet	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative – Asset
Commodities	509	(418)	91
Foreign exchange	96	(93)	3
Interest rate	5	(1)	4
	610	(512)	98
Derivative – Liability
Commodities	(717)	418	(299)
Foreign exchange	(828)	93	(735)
Interest rate	(6)	1	(5)
	(1,551)	512	(1,039)

1	Amounts available for offset do not include cash collateral pledged or received.
With respect to the derivative instruments presented above as at December 31, 2016, the Company had provided cash collateral of $305 million (2015 – $482 million) and letters of credit of $27 million (2015 – $41 million) to its counterparties. The Company held nil (2015 – nil) in cash collateral and $3 million (2015 – $2 million) in letters of credit from counterparties on asset exposures at December 31, 2016.
Credit risk related contingent features of derivative instruments
Derivative contracts entered into to manage market risk often contain financial assurance provisions that allow parties to the contracts to manage credit risk. These provisions may require collateral to be provided if a credit-risk-related contingent event occurs, such as a downgrade in the Company's credit rating to non-investment grade.
Based on contracts in place and market prices at December 31, 2016, the aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a net liability position was $19 million (2015 – $32 million), for which the Company has provided collateral in the normal course of business of nil (2015 – nil). If the credit-risk-related contingent features in these agreements were triggered on December 31, 2016, the Company would have been required to provide additional collateral of $19 million (2015 – $32 million) to its counterparties. Collateral may also need to be provided should the fair value of derivative instruments exceed pre-defined contractual exposure limit thresholds.
The Company has sufficient liquidity in the form of cash and undrawn committed revolving bank lines to meet these contingent obligations should they arise.
Fair Value Hierarchy
The Company's financial assets and liabilities recorded at fair value have been categorized into three categories based on a fair value hierarchy.

Levels	How fair value has been determined

Level I	Quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.
Level II
Valuation based on the extrapolation of inputs, other than quoted prices included within Level I, for which all significant inputs are observable directly or indirectly.
Inputs include published exchange rates, interest rates, interest rate swap curves, yield curves and broker quotes from external data service providers.
This category includes interest rate and foreign exchange derivative assets and liabilities where fair value is determined using the income approach and commodity derivatives where fair value is determined using the market approach.
Transfers between Level I and Level II would occur when there is a change in market circumstances.

Level III
Valuation of assets and liabilities are measured using a market approach based on extrapolation of inputs that are unobservable or where observable data does not support a significant portion of the derivative's fair value. This category mainly includes long-dated commodity transactions in certain markets where liquidity is low and the Company uses the most observable inputs available or, if not available, long-term broker quotes to estimate the fair value for these transactions. Valuation of options is based on the Black-Scholes pricing model.
Assets and liabilities measured at fair value can fluctuate between Level II and Level III depending on the proportion of the value of the contract that extends beyond the time frame for which significant inputs are considered to be observable. As contracts near maturity and observable market data becomes available, they are transferred out of Level III and into Level II.

The fair value of the Company's derivative assets and liabilities measured on a recurring basis, including both current and non-current portions for 2016, are categorized as follows:

at December 31, 2016	Quoted Prices in Active Markets (Level I)[1]	Significant Other Observable Inputs (Level II)[1]	Significant Unobservable Inputs (Level III)[1]	Total
(millions of Canadian $)

Derivative Instrument Assets:
Commodities	134	326	19	479
Foreign exchange	—	26	—	26
Interest rate	—	4	—	4
Derivative Instrument Liabilities:
Commodities	(102)	(343)	(3)	(448)
Foreign exchange	—	(486)	—	(486)
Interest rate	—	(3)	—	(3)
	32	(476)	16	(428)

1	There were no transfers from Level I to Level II or from Level II to Level III for the year ended December 31, 2016.
The fair value of the Company's derivative assets and liabilities measured on a recurring basis, including both current and non-current portions for 2015, are categorized as follows:

at December 31, 2015	Quoted Prices in Active Markets (Level I)[1]	Significant Other Observable Inputs (Level II)[1]	Significant Unobservable Inputs (Level III)[1]	Total
(millions of Canadian $)

Derivative Instrument Assets:
Commodities	34	462	13	509
Foreign exchange	—	96	—	96
Interest rate	—	5	—	5
Derivative Instrument Liabilities:
Commodities	(102)	(611)	(4)	(717)
Foreign exchange	—	(828)	—	(828)
Interest rate	—	(6)	—	(6)
	(68)	(882)	9	(941)

1	There were no transfers from Level I to Level II or from Level II to Level III for the year ended December 31, 2015.
The following table presents the net change in fair value of derivative assets and liabilities classified as Level III of the fair value hierarchy:

(millions of Canadian $, pre-tax)	2016	2015

Balance at beginning of year	9	4
Total gains included in Net income	13	3
Sales	(3)	(2)
Settlements	(2)	(1)
Transfers out of Level III	(1)	5
Balance at end of year[1]	16	9

1	Revenues include unrealized gains attributed to derivatives in the Level III category that were still held at December 31, 2016 of $7 million (2015 – $7 million).
A 10 per cent increase or decrease in commodity prices, with all other variables held constant, would result in a $2 million decrease or increase, respectively, in the fair value of outstanding derivative instruments included in Level III as at December 31, 2016.